Note 12 - Earnings Per Share (Details) - Weighted Average Shares Outstanding In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013
Weighted Average Shares Outstanding [Abstract]0
Basic	107,160			92,563
Convertible securities		[1]
Diluted	107,160			92,563

[1]	No share adjustments are included in the dilutive weighted average shares outstanding computation as the three months ended March 31, 2014 resulted in a net loss.